Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)		Mar. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (68,898)		$ (9,541)	¥ (105,976)		¥ (132,823)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	6,355		880	7,844		7,678
Provision for inventories obsolescence	(223)		(31)	35		311
Allowance for expected credit loss	(116)		(16)	133		213
Interest expense of other debts	5,058		701	9,706		17,144
Interest receivable for issuance of ordinary shares				(6,112)		(14,239)
Amortization of right-of-use assets	17,948		2,486	24,597		11,705
Interest of lease liabilities	199		28	1,777		1,949
Investment income	(1,820)		(252)	178		622
Share of results of equity investees	(50)		(7)	82		(418)
Discount on the ordinary shares issued by public offering	5,943		823
Loss/(gain) on disposal of property and equipment and intangible assets	46		6	(7)		(104)
Loss on disposal of other debts	1,425		197
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition						(127)
Gain from disposal of a subsidiary	(49)	[1]	(7)	(3,597)	[1]		[1]
Impairment of goodwill				40,684
Share-based compensation expense	679		94	(7,677)		14,409
Fair value change of derivative liabilities	1,034		143	2,266		(2,824)
Deferred tax expense	(907)		(126)	(989)		(989)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	27,179		3,764	(27,455)		(6,131)
Inventories	26,540		3,676	30,583		(23,176)
Prepayments and other current assets	11,491		1,591	47,754		(35,056)
Amounts due from related parties	2,413		334	(3,839)		490
Operating lease liabilities	(17,977)		(2,490)	(26,397)		(12,849)
Accounts payable	(31,501)		(4,363)	(36,342)		18,106
Salary and welfare payable	(3,893)		(539)	6		293
Accrued liabilities and other current liabilities	(4,766)		(660)	2,701		1,954
Amounts due to related parties	(471)		(65)	252		(808)
Contract liabilities	(2,892)		(402)	(2,536)		3,140
Other non-current assets	1,825		253	(1,740)		4,026
Net cash used in operating activities	(25,428)		(3,523)	(54,069)		(147,504)
Cash flows from investing activities:
Loan advanced to third parties	(3,194)		(442)	(7,864)		(2,376)
Repayments on loan receivables from third parties	4,206		583	1,096		2,579
Loan advanced to related parties	(4,779)		(662)	(4,120)		(35,995)
Repayments on loan receivables from related parties	3,196		443	3,874		35,245
Acquisition of subsidiaries				(2,938)
Disposal of subsidiaries, net of cash and cash equivalents acquired	(37)		(5)
Proceeds from disposal of short-term investments	69,797		9,667	58,287		40,462
Purchase of intangible assets	(36)		(5)	(50)		(24)
Purchase of property and equipment	(527)		(73)	(1,805)		(3,077)
Proceeds from disposal of property and equipment	213		30	16		125
Acquisitions of long-term investments						(15,792)
Deposits to be used in connection with future acquisitions	(29,090)		(4,029)
Disposal of long-term investments	8,065		1,117
Net cash generated from/ (used in) investing activities	47,814		6,624	46,496		21,147
Cash flows from financing activities:
Acquisition of additional interests in subsidiaries from non-controlling interests						245
Proceeds from short-term and long-term borrowings	15,000		2,077	110,553		185,614
Repayments of short-term and long-term borrowings	(86,049)		(11,918)	(187,234)		(176,897)
Proceeds from issuance of other debts, net of issuance costs	8,786		1,217	87,959		262,870
Repayments of other debts	(6,818)		(944)	(87,959)		(270,860)
Proceeds from exercise of share option	29		4	25		1,023
Proceeds from issuance of ordinary shares, net of issuance costs	35,920		4,975
Net cash flows generated from/ (used in) financing activities	(33,132)		(4,589)	(76,656)		1,995
Net decrease in cash, cash equivalents and restricted cash	(10,746)		(1,488)	(84,229)		(124,362)
Cash, cash equivalents and restricted cash at beginning of year	89,850		12,444	162,855		292,237
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(6,382)		(884)	11,224		(5,020)
Cash, cash equivalents and restricted cash at end of year	72,722		10,072	89,850		162,855
Supplemental schedule of non-cash investing and financing activities:
Accretion on redeemable non-controlling interests	(766)		(106)	(675)		(575)
Unpaid cash consideration for business acquisitions	(2,938)		(407)	(2,938)		(2,938)
Additional ASC 842 supplemental disclosure:
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	17,977		2,490	26,397		12,849
Right-of-use assets obtained in exchange for operating lease obligations	¥ 4,545		$ 629	¥ 8,384		¥ 21,038

[1]	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.